UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21506

Name of Fund:  Capital and Income Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Capital and Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments


Capital and Income Strategies Fund, Inc.


Schedule of Investments as of March 31, 2006                                                                    (in U.S. dollars)

Preferred Securities

                                         Face
Industry                               Amount   Capital Trusts                                                          Value
Commercial Banks - 4.3%         $   1,000,000   Dresdner Funding Trust I, 8.151% due 6/30/2031 (a)                $     1,166,672
                                    2,000,000   Lloyds TSB Bank Plc, 6.90% (d)                                          2,005,000
                                    3,000,000   Mizuho JGB Investment LLC, 9.87% (a)(c)(d)                              3,257,037
                                    3,000,000   SB Treasury Co. LLC, 9.40% (a)(c)(d)                                    3,227,868
                                    2,000,000   Westpac Capital Trust III, 5.819% (a)(c)(d)                             1,983,140

                                                Total Capital Trusts (Cost - $11,985,095) - 4.3%                       11,639,717


                                       Shares
                                         Held   Preferred Stocks
Capital Markets - 1.5%                 80,000   Goldman Sachs Group, Inc. Series A, 3.91%                               2,072,000
                                       40,000   Lehman Brothers Holdings, Inc., 6.50%                                   1,025,600
                                       40,000   Lehman Brothers Holdings, Inc. Series G, 3%                             1,018,752
                                                                                                                  ---------------
                                                                                                                        4,116,352

Commercial Banks - 4.1%                60,000   Banco Santander Central Hispano SA, 6.41%                               1,518,000
                                       27,734   First Republic Bank, 6.25%                                                718,485
                                        1,674   First Tennessee Bank NA, 3.90% (a)                                      1,695,971
                                       80,000   HSBC USA, Inc., 3.50%                                                   2,067,504
                                       20,000   Royal Bank of Scotland Group Plc Series L, 5.75%                          467,200
                                       60,000   Royal Bank of Scotland Group Plc Series N, 6.35%                        1,510,800
                                        2,000   SG Preferred Capital II, 6.302%                                         2,058,200
                                       40,000   US Bancorp Series B, 5.56%                                              1,010,000
                                                                                                                  ---------------
                                                                                                                       11,046,160

Diversified Financial                  50,000   CIT Group, Inc. Series A, 6.35%                                         1,265,000
Services - 0.5%

Electric Utilities - 4.0%              11,109   Connecticut Light & Power, 5.28%                                          478,729
                                       11,394   Delmarva Power & Light, 4.20%                                             835,323
                                       11,250   Delmarva Power & Light, 4.28%                                             826,172
                                       40,000   Duquesne Light Co., 6.50%                                               2,040,000
                                        6,800   Entergy Arkansas, Inc., 6.45%                                             170,638
                                       22,000   Entergy Louisiana LLC, 6.95% (a)                                        2,208,250
                                       40,000   Interstate Power & Light Co. Series B, 8.375%                           1,300,000
                                       10,000   Peco Energy Co. Series D, 4.68%                                           860,000
                                       20,000   Southern California Edison Co., 5.349%                                  2,021,250
                                                                                                                  ---------------
                                                                                                                       10,740,362

Food Products - 1.5%                    2,000   General Mills, Inc., 4.50%                                              1,955,600
                                           20   HJ Heinz Finance Co., 6.226% (a)                                        2,063,750
                                                                                                                  ---------------
                                                                                                                        4,019,350

Gas Utilities - 0.3%                   35,000   Southern Union Co., 7.55%                                                 912,800

Insurance - 5.3%                       80,000   ACE Ltd. Series C, 7.80%                                                2,096,000
                                       80,000   Aegon NV, 6.375%                                                        1,990,000
                                       40,000   Arch Capital Group Ltd., 8%                                             1,018,752
                                        8,000   Axis Capital Holdings Ltd., 7.25%                                         195,280
                                       48,000   Endurance Specialty Holdings Ltd., 7.75%                                1,178,400
                                       30,000   Genworth Financial, Inc. Series A, 5.25%                                1,521,564
                                       72,000   Metlife, Inc. Series B, 6.50%                                           1,841,760
                                       80,000   Prudential Plc, 6.75%                                                   2,004,000
                                        2,200   Zurich RegCaPS Funding Trust, 6.58% (a)                                 2,276,312
                                                                                                                  ---------------
                                                                                                                       14,122,068

Multi-Utilities - 1.2%                 80,000   Pacific Gas & Electric Co. Series A, 6%                                 2,037,600
                                       12,400   Public Service Electric & Gas Series E, 5.28%                           1,149,480
                                                                                                                  ---------------
                                                                                                                        3,187,080

Oil, Gas & Consumable Fuels - 0.7%     19,500   Apache Corp. Series B, 5.68% (f)                                        1,978,031

Thrifts & Mortgage                     45,000   Fannie Mae, 7%                                                          2,420,158
Finance - 4.7%                         25,000   Fannie Mae Series I, 5.375%                                             1,135,000
                                       59,350   Fannie Mae Series L, 5.125%                                             2,611,400
                                      150,000   Freddie Mac, 3.93%                                                      6,315,000
                                                                                                                  ---------------
                                                                                                                       12,481,558

                                                Total Preferred Stocks (Cost - $63,200,883) - 23.8%                    63,868,761


                                                Real Estate Investment Trusts
Real Estate - 0.5%                     52,000   Alexandria Real Estate Equities, Inc. Series C, 8.375%                  1,358,760

                                                Total Real Estate Investment Trusts (Cost - $1,300,000) - 0.5%          1,358,760


                                         Face
                                       Amount   Trust Preferreds
Commercial Banks - 0.8%         $   2,000,000   ABN AMRO North America Capital Funding Trust I,
                                                6.968% due 9/15/2010 (c)                                                2,066,555

Gas Utilities - 0.4%                1,000,000   Southwest Gas Capital II, 7.70% due 9/15/2043                           1,035,163

                                                Total Trust Preferreds (Cost - $3,127,236) - 1.2%                       3,101,718

                                                Total Preferred Securities (Cost - $79,613,214) - 29.8%                79,968,956


                                                Corporate Bonds
Automobiles - 0.4%                  1,200,000   Hyundai Motor Manufacturing Alabama LLC,
                                                5.30% due 12/19/2008                                                    1,185,480

Beverages - 0.1%                      250,000   Coca-Cola Femsa SA de CV, 8.95% due 11/01/2006                            255,000

Commercial Banks - 2.6%               500,000   Alfa MTN Issuance Ltd., 7.75% due 2/09/2007                               502,400
                                      750,000   Banco Nacional de Desenvolvimento Economico e Social,
                                                5.727% due 6/16/2008 (c)                                                  727,500
                                      450,000   Bancomext Trust Division, 11.25% due 5/30/2006                            454,500
                                    1,350,000   Bangkok Bank Public Co. Ltd. (Hong Kong),
                                                8.75% due 3/15/2007                                                     1,384,818
                                      500,000   Bayerische Hypo - und Vereinsbank AG for MDM Bank OAO,
                                                9.375% due 9/23/2006                                                      505,300
                                      700,000   The Export-Import Bank of Korea, 4.25% due 11/27/2007                     687,077
                                      750,000   ICICI Bank Ltd., 4.75% due 10/22/2008                                     731,603
                                      465,000   Korea Development Bank, 7.25% due 5/15/2006                               466,024
                                      575,000   Korea Development Bank, 5.25% due 11/16/2006                              575,516
                                    1,070,000   Sberbank, 6.38% due 10/24/2006 (c)                                      1,076,313
                                                                                                                  ---------------
                                                                                                                        7,111,051

Diversified Financial                 900,000   AC International Finance Ltd., 8.125% due 2/21/2008                       925,754
Services - 1.1%                     1,920,000   Salomon Brothers AG for OAO Gazprom, 9.125% due 4/25/2007               1,987,200
                                                                                                                  ---------------
                                                                                                                        2,912,954

Diversified Telecommunication         750,000   Empresa Brasileira de Telecom SA Series B, 11% due 12/15/2008             834,375
Services - 1.4%                       675,000   Excelcomindo Finance Company BV, 8% due 1/27/2009                         691,875
                                    1,410,000   Philippine Long Distance Telephone, 9.25% due 6/30/2006                 1,431,150
                                      300,000   Philippine Long Distance Telephone, 7.85% due 3/06/2007                   304,500
                                      500,000   Telefonica de Argentina SA, 9.875% due 7/01/2006                          505,000
                                                                                                                  ---------------
                                                                                                                        3,766,900

Independent Power Producers &         150,000   Aes Dominicana Energia Finance SA, 11% due 12/13/2015 (a)                 149,250
Energy Traders - 0.1%

Metals & Mining - 0.1%                320,000   Companhia Siderurgica Pa, 7.25% due 11/07/2006                            322,240

Oil, Gas & Consumable Fuels - 2.0%    630,000   Gazprom International SA, 7.201% due 2/01/2020                            658,035
                                      750,000   MEI Euro Finance Ltd., 10% due 3/19/2007                                  772,500
                                      900,000   Pemex Project Funding Master Trust, 8.85% due 9/15/2007                   927,000
                                      300,000   Pemex Project Funding Master Trust, 6.125% due 8/15/2008                  302,250
                                      610,000   Petrobras Energia SA, 9% due 1/30/2007                                    619,150
                                      175,000   Petroliam Nasional Berhad, 7.75% due 8/15/2015                            202,420
                                    1,750,000   YPF SA Series A, 7.75% due 8/27/2007                                    1,776,250
                                                                                                                  ---------------
                                                                                                                        5,257,605

Paper & Forest Products - 0.1%        250,000   SINO-FOREST Corp., 9.125% due 8/17/2011 (a)                               268,750

Real Estate - 0.1%                    250,000   SM Investments Corp., 8% due 10/16/2007                                   256,386

Wireless Telecommunication            625,000   Mobile Telesystems Finance SA, 9.75% due 1/30/2008                        657,063
Services - 0.8%                     1,425,000   Total Access Communication Public Co. Ltd.,
                                                8.375% due 11/04/2006                                                   1,448,796
                                                                                                                  ---------------
                                                                                                                        2,105,859

                                                Total Corporate Bonds (Cost - $23,796,199) - 8.8%                      23,591,475


                                                Foreign Government Obligations
                                      179,375   Argentina Government International Bond, 4.889% due 8/03/2012             166,207
                                    1,376,500   Argentina Government International Bond, 1.33% due 12/31/2038             521,005
                                    1,670,000   Brazilian Government International Bond, 10% due 1/16/2007              1,726,780
                                    2,290,000   Brazilian Government International Bond, 11.50% due 3/12/2008           2,546,480
                                    1,540,000   Brazilian Government International Bond, 10% due 8/07/2011              1,805,650
                                      800,000   Brazilian Government International Bond, 10.50% due 7/14/2014             996,000
                                      650,000   Brazilian Government International Bond, 8% due 1/15/2018                 704,275
                                      585,000   Brazilian Government International Bond, 10.125% due 5/15/2027            758,452
                                      200,000   Brazilian Government International Bond, 8.25% due 1/20/2034              220,400
                                      115,000   Brazilian Government International Bond, 7.125% due 1/20/2037             112,700
                                      450,000   Brazilian Government International Bond, 11% due 8/17/2040                577,350
                                       30,000   Bulgaria Government International Bond, 8.25% due 1/15/2015                35,115
                                    1,000,000   Chile Government International Bond, 5.625% due 7/23/2007               1,002,700
                                      110,000   Chile Government International Bond, 5.50% due 1/15/2013                  110,000
                                      740,000   Colombia Government International Bond, 10.50% due 6/13/2006              743,700
                                    1,420,000   Colombia Government International Bond, 8.625% due 4/01/2008            1,505,200
                                      340,000   Colombia Government International Bond, 10% due 1/23/2012                 400,860
                                      300,000   Colombia Government International Bond, 11.75% due 2/25/2020              427,500
                                      138,947   Dominican Republic International Bond, 9.04% due 1/23/2018                150,618
                                      965,000   Indonesia Government International Bond, 7.75% due 8/01/2006              972,238
                                      325,000   Indonesia Government International Bond,
                                                7.50% due 1/15/2016 (a)                                                   335,562
                                    1,170,000   Mexico Government International Bond, 9.875% due 1/15/2007              1,213,875
                                      950,000   Mexico Government International Bond, 8.375% due 1/14/2011              1,052,600
                                      375,000   Mexico Government International Bond, 8.125% due 12/30/2019 (g)           440,625
                                    1,050,000   Mexico Government International Bond Series A, 6.625%
                                                due 3/03/2015                                                           1,095,675
                                    1,150,000   Mexico Government International Bond Series A, 6.75% due
                                                9/27/2034                                                               1,187,375
                                    1,425,000   Panama Government International Bond, 8.25% due 4/22/2008               1,489,125
                                      150,000   Panama Government International Bond, 7.25% due 3/15/2015                 159,000
                                      435,000   Panama Government International Bond, 8.875% due 9/30/2027                528,525
                                    1,090,000   Peru Government International Bond, 9.125% due 1/15/2008                1,144,500
                                      135,800   Peru Government International Bond, 5% due 3/07/2017                      127,991
                                      240,000   Peru Government International Bond, 8.75% due 11/21/2033                  267,600
                                      250,000   Philippine Government International Bond,
                                                5.625% due 11/19/2006                                                     249,915
                                    1,700,000   Philippine Government International Bond, 7.50% due 9/11/2007           1,743,896
                                      763,880   Philippine Government International Bond, 5.438% due 6/01/2008            754,631
                                      460,000   Philippine Government International Bond, 8.375% due 2/15/2011            499,100
                                      180,000   Philippine Government International Bond,
                                                8.875% due 3/17/2015                                                      203,175
                                       65,000   Philippine Government International Bond,
                                                10.625% due 3/16/2025                                                      84,256
                                      750,000   Philippine Government International Bond, 9.50% due 2/02/2030             890,625
                                      230,000   Philippine Government International Bond, 7.75% due 1/14/2031             231,725
                                    2,595,000   Russia Government International Bond, 10% due 6/26/2007                 2,730,719
                                      975,000   Russia Government International Bond, 11% due 7/24/2018
                                                (Regulation S) (g)                                                      1,397,272
                                      100,000   Russia Government International Bond, 12.75% due 6/24/2028
                                                (Regulation S)                                                            178,380
                                      580,000   Russia Government International Bond, 5% due 3/31/2030                    636,376
                                      650,000   Turkey Government International Bond, 11.375% due 11/27/2006              673,563
                                    2,080,000   Turkey Government International Bond, 10% due 9/19/2007                 2,201,264
                                      715,000   Turkey Government International Bond, 11.50% due 1/23/2012                893,750
                                      500,000   Turkey Government International Bond, 7.375% due 2/05/2025                518,125
                                      225,000   Turkey Government International Bond, 11.875% due 1/15/2030               347,344
                                      930,000   Turkey Government International Bond, 6.875% due 3/17/2036                897,450
                                      690,753   Ukraine Government International Bond, 11% due 3/15/2007                  715,965
                                       50,000   Ukraine Government International Bond, 7.65% due 6/11/2013 (a)             52,438
                                      200,000   Uruguay Government International Bond, 9.25% due 5/17/2017                232,000
                                      270,639   Uruguay Government International Bond, 7.875% due 1/15/2033 (h)           281,465
                                    1,710,000   Venezuela Government International Bond, 9.125% due 6/18/2007           1,778,400
                                      380,920   Venezuela Government International Bond, 5.563%
                                                due 12/18/2007                                                            380,920
                                      360,000   Venezuela Government International Bond, 5.375% due 8/07/2010             348,660
                                      725,000   Venezuela Government International Bond, 10.75% due 9/19/2013             904,075
                                      495,000   Venezuela Government International Bond, 9.375% due 1/13/2034             632,362

                                                Total Foreign Government Obligations
                                                (Cost - $44,170,968) - 16.7%                                           44,983,534


                                                Municipal Bonds
                                      500,000   Dresdner Bank AG for City of Kiev, 8.75% due 8/08/2008                    515,150
                                      450,000   Dresdner Bank AG for Kyivstar GSM, 10.375% due 8/17/2009                  489,060
                                      100,000   Dresdner Bank AG for Kyivstar GSM, 7.75% due 4/27/2012                    100,500
                                      793,000   Santa Fe de Bogota DC, 9.50% due 12/12/2006                               808,860

                                                Total Municipal Bonds
                                                (Cost - $1,943,855) - 0.7%                                              1,913,570


                                       Shares
                                         Held   Common Stocks
Aerospace & Defense - 6.0%             89,200   Honeywell International, Inc.                                           3,815,084
                                       33,600   Lockheed Martin Corp.                                                   2,524,368
                                       68,200   Northrop Grumman Corp.                                                  4,657,378
                                      113,600   Raytheon Co.                                                            5,207,424
                                                                                                                  ---------------
                                                                                                                       16,204,254

Beverages - 1.1%                      145,800   Coca-Cola Enterprises, Inc.                                             2,965,572

Capital Markets - 4.3%                120,000   The Bank of New York Co., Inc.                                          4,324,800
                                      116,700   Morgan Stanley                                                          7,331,094
                                                                                                                  ---------------
                                                                                                                       11,655,894

Chemicals - 2.0%                      107,200   E.I. du Pont de Nemours & Co.                                           4,524,912
                                       13,700   PPG Industries, Inc.                                                      867,895
                                                                                                                  ---------------
                                                                                                                        5,392,807

Commercial Banks - 4.6%               129,327   Bank of America Corp.                                                   5,889,552
                                      103,000   Wells Fargo & Co.                                                       6,578,610
                                                                                                                  ---------------
                                                                                                                       12,468,162

Communications                        116,600   Nokia Oyj (f)                                                           2,415,952
Equipment - 0.9%

Computers & Peripherals - 4.5%         99,600   Hewlett-Packard Co.                                                     3,276,840
                                       73,600   International Business Machines Corp.                                   6,069,792
                                      528,100   Sun Microsystems, Inc. (b)                                              2,709,153
                                                                                                                  ---------------
                                                                                                                       12,055,785

Diversified Financial                 109,190   Citigroup, Inc.                                                         5,158,136
Services - 5.0%                       196,972   JPMorgan Chase & Co.                                                    8,201,914
                                                                                                                  ---------------
                                                                                                                       13,360,050

Diversified Telecommunication         174,600   AT&T, Inc.                                                              4,721,184
Services - 3.7%                        80,300   BellSouth Corp.                                                         2,782,395
                                       70,500   Verizon Communications, Inc.                                            2,401,230
                                                                                                                  ---------------
                                                                                                                        9,904,809

Electric Utilities - 2.4%              68,200   FPL Group, Inc.                                                         2,737,548
                                      113,300   The Southern Co.                                                        3,712,841
                                                                                                                  ---------------
                                                                                                                        6,450,389

Energy Equipment &                     57,100   BJ Services Co.                                                         1,975,660
Services - 3.2%                        71,700   GlobalSantaFe Corp.                                                     4,355,775
                                       31,800   Halliburton Co.                                                         2,322,036
                                                                                                                  ---------------
                                                                                                                        8,653,471

Food & Staples Retailing - 0.4%        57,600   The Kroger Co.                                                          1,172,736

Food Products - 4.1%                   54,600   ConAgra Foods, Inc.                                                     1,171,716
                                       90,400   General Mills, Inc.                                                     4,581,472
                                       65,200   Kraft Foods, Inc.                                                       1,976,212
                                       45,300   Unilever NV (f)                                                         3,135,666
                                                                                                                  ---------------
                                                                                                                       10,865,066

Health Care Equipment &                89,100   Baxter International, Inc.                                              3,457,971
Supplies - 1.3%

Hotels, Restaurants &                  87,900   McDonald's Corp.                                                        3,020,244
Leisure - 1.1%

Household Durables - 1.0%              80,300   Koninklijke Philips Electronics NV                                      2,702,095

Household Products - 1.6%              75,900   Kimberly-Clark Corp.                                                    4,387,020

IT Services - 1.0%                    397,400   Unisys Corp. (b)                                                        2,738,086

Industrial Conglomerates - 3.2%       118,300   General Electric Co.                                                    4,114,474
                                      163,200   Tyco International Ltd.                                                 4,386,816
                                                                                                                  ---------------
                                                                                                                        8,501,290

Insurance - 6.0%                       36,000   The Allstate Corp.                                                      1,875,960
                                       59,400   American International Group, Inc.                                      3,925,746
                                      106,700   Genworth Financial, Inc. Class A                                        3,566,981
                                       24,500   Hartford Financial Services Group, Inc.                                 1,973,475
                                       70,500   The St. Paul Travelers Cos., Inc.                                       2,946,195
                                       26,400   XL Capital Ltd. Class A                                                 1,692,504
                                                                                                                  ---------------
                                                                                                                       15,980,861

Machinery - 1.0%                       32,300   Deere & Co.                                                             2,553,315

Media - 5.1%                          117,900   Comcast Corp. Special Class A (b)                                       3,079,548
                                      319,100   Interpublic Group of Cos., Inc. (b)                                     3,050,596
                                      279,400   Time Warner, Inc.                                                       4,691,126
                                      104,300   Walt Disney Co.                                                         2,908,927
                                                                                                                  ---------------
                                                                                                                       13,730,197

Metals & Mining - 1.7%                145,200   Alcoa, Inc.                                                             4,437,312

Multi-Utilities - 2.3%                 52,900   Consolidated Edison, Inc.                                               2,301,150
                                       24,600   Dominion Resources, Inc.                                                1,698,138
                                       92,300   Energy East Corp.                                                       2,242,890
                                                                                                                  ---------------
                                                                                                                        6,242,178

Office Electronics - 0.6%              99,500   Xerox Corp. (b)                                                         1,512,400

Oil, Gas & Consumable Fuels - 4.0%     15,800   Anadarko Petroleum Corp.                                                1,595,958
                                       15,500   Chevron Corp.                                                             898,535
                                      135,000   Exxon Mobil Corp.                                                       8,216,100
                                                                                                                  ---------------
                                                                                                                       10,710,593

Paper & Forest Products - 1.2%         96,800   International Paper Co.                                                 3,346,376

Pharmaceuticals - 5.1%                 39,300   Eli Lilly & Co.                                                         2,173,290
                                       61,500   GlaxoSmithKline Plc (f)                                                 3,217,065
                                       37,800   Johnson & Johnson                                                       2,238,516
                                      133,300   Pfizer, Inc.                                                            3,321,836
                                      145,800   Schering-Plough Corp.                                                   2,768,742
                                                                                                                  ---------------
                                                                                                                       13,719,449

Semiconductors & Semiconductor        121,300   Fairchild Semiconductor International, Inc. (b)                         2,313,191
Equipment - 2.6%                      330,300   LSI Logic Corp. (b)                                                     3,818,268
                                       36,400   Novellus Systems, Inc. (b)                                                873,600
                                                                                                                  ---------------
                                                                                                                        7,005,059

Software - 0.2%                        40,700   Oracle Corp. (b)                                                          557,183

Specialty Retail - 1.0%               141,200   The Gap, Inc.                                                           2,637,616

                                                Total Common Stocks (Cost - $202,332,693) - 82.2%                     220,804,192


                                                Warrants
Foreign Government                      3,000   Argentina Government International Bond
Obligations - 0.0%                              (expires 12/15/2035)                                                       27,000

                                                Total Warrants (Cost - $13,883) - 0.0%                                     27,000


                                   Beneficial
                                     Interest   Short-Term Securities
                               $    4,961,172   Merrill Lynch Liquidity Series, LLC
                                                Cash Sweep Series I, 4.56% (c)(e)                                       4,961,172

                                                Total Short-Term Securities (Cost - $4,961,172) - 1.8%                  4,961,172

                                                Total Investments (Cost - $356,831,984*) - 140.0%                     376,249,899
                                                Liabilities in Excess of Other Assets - (40.0%)                     (107,529,486)
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $   268,720,413
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    357,026,094
                                                   ================
    Gross unrealized appreciation                  $     25,914,904
    Gross unrealized depreciation                       (6,691,099)
                                                   ----------------
    Net unrealized appreciation                    $     19,223,805
                                                   ================


(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Non-income producing security.

(c) Floating rate note.

(d) The security is a perpetual bond and has no definite maturity date.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series LLC,
       Cash Sweep Series I                   $  (7,188,033)      $    47,331


(f) Depositary receipts.

(g) Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.

(h) Represents a pay-in-kind security, which may pay interest/dividends in additional face/shares.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Capital and Income Strategies Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Capital and Income Strategies Fund, Inc.


Date:  May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Capital and Income Strategies Fund, Inc.


Date:  May 22, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Capital and Income Strategies Fund, Inc.


Date:  May 22, 2006